UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA INVESTMENT TRUST - USAA TREASURY MONEY MARKET TRUST - SEMIANNUAL REPORT FOR PERIOD ENDING NOVEMBER 30, 2004

[LOGO OF USAA]
   USAA(R)

             USAA TREASURY MONEY
                    MARKET Trust(R)

                       [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

             S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   NOVEMBER 30, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                5

FINANCIAL INFORMATION

   Portfolio of Investments                                              10

   Notes to Portfolio of Investments                                     12

   Financial Statements                                                  14

   Notes to Financial Statements                                         17

EXPENSE EXAMPLE                                                          23

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                       WE REMAIN COMMITTED TO DELIVERING
                                     QUALITY USAA SERVICE AND PROVIDING YOU
[PHOTO OF CHRISTOPHER W. CLAUS]      WITH A RANGE OF RESOURCES, INCLUDING OUR
                                       MARKET-TESTED PORTFOLIO MANAGEMENT
                                        TEAM AND NO-LOAD MUTUAL FUNDS.

                                                       "

                                                                   December 2004
--------------------------------------------------------------------------------

              As I write to you in early December, the equity markets have rallied. Several factors are responsible. First, the presidential election is over. Investors are relieved that the uncertainty has ended, the results are not in dispute, and no terrorist attack occurred on U.S. soil. In addition, the U.S. economy is on sound footing. The annual gross domestic product (GDP) - the total value of all the goods and services produced in the country - is expected to be up around 4%, on an inflation-adjusted basis, in 2004 and a moderate yet healthy 3.5% in 2005. In most of America, the housing market remains strong. Inflation is also under control, which has kept long-term interest rates in check.

              The Federal Reserve Board (the Fed) is expected to continue raising short-term interest rates at a measured pace. In fact, the Fed has announced its intention to move toward a more "neutral" interest-rate position, which should put short-term rates above 3% sometime in 2005. This is good news for money market investors, because as your yields rise, you will be paid more on your cash positions. At the same time, however, interest rates on credit-card debt will also increase. In the months ahead, we expect to see a narrowing of the yield relationship between bonds of different maturities. In other words, the yield curve will "flatten." We do not expect a major increase in long-term interest rates, which the bond market, not the Fed, controls.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              In 2005, the primary drivers of stock market performance will be the growth in corporate earnings, the valuation of those earnings, Fed policy changes, and the level of long-term interest rates. Corporate earnings are expected to improve by about 7%. The dollar is likely to remain weak relative to foreign currencies, making American products more affordable around the world and helping the U.S. GDP. But because foreign governments finance the federal budget deficit, the bond market may push up long-term rates to make U.S. securities more attractive to foreign investors.

              Whatever lies ahead, we remain committed to delivering quality USAA service and providing you with a range of resources, including our market-tested portfolio management team and no-load mutual funds without excessive fees. On behalf of everyone at USAA, thank you for your business.

              Sincerely,

              /s/ CHRISTOPHER W. CLAUS

              Christopher W. Claus
              President and Vice Chairman of the Board

              CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

              Mutual fund operating expenses apply and continue throughout the life of the fund.

              Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TREASURY MONEY MARKET TRUST

OBJECTIVE
--------------------------------------------------------------------------------

              Maximum current income while maintaining the highest degree of safety and liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

              Invests principally in U.S. government securities with maturities of 397 days or less; normally at least 80% of the Fund's assets will be in U.S. Treasury bills, notes, and bonds, and repurchase agreements collateralized by these instruments.

                                         11/30/04                    5/31/04
Net Assets                            $180.2 Million              $188.8 Million
Net Asset Value Per Share                 $1.00                       $1.00

           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 11/30/04

5/31/04 TO 11/30/04**      1 YEAR      5 YEARS      10 YEARS       7-DAY YIELD
      0.52%                0.82%        2.57%         3.84%           1.48%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

              THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

              AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

              TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                             7-DAY YIELD COMPARISON

                  [CHART OF 7-DAY YIELD COMPARISON]

                                 USAA
                            TREASURY MONEY
                             MARKET TRUST               iMONEYNET AVERAGE
                            --------------              -----------------
11/25/2003                       0.64%                         0.31%
12/30/2003                       0.65                          0.32
 1/27/2004                       0.63                          0.30
 2/24/2004                       0.59                          0.30
 3/30/2004                       0.59                          0.31
 4/27/2004                       0.56                          0.28
 5/25/2004                       0.57                          0.31
 6/29/2004                       0.62                          0.34
 7/27/2004                       0.81                          0.52
 8/31/2004                       1.02                          0.72
 9/28/2004                       1.19                          0.88
10/26/2004                       1.30                          0.93
11/30/2004                       1.48                          1.16

                             [END CHART]

              DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE
              11/30/04.

              The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) U.S. Treasury & Repo, an average of all major Treasury money market fund yields.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF PAMELA BLEDSOE NOBLE, CFA]      PAMELA BLEDSOE NOBLE, CFA
                                            USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

              The USAA Treasury Money Market Trust had a total return of 0.52% for the six-month period ended November 30, 2004. This compares to an average return of 0.36% for similar Treasury and repurchase agreement (repo) money market funds ranked by iMoneyNet, Inc. This performance placed the Fund in the top 6% of its peer group as ranked by iMoneyNet, Inc.

WHAT DROVE THE STRONG PERFORMANCE OF THE FUND?

              The rising-rate environment enhanced the Fund's performance. The Federal Reserve Board (the Fed) doubled the federal funds rate from 1% to 2% during the six-month period in four hikes of 0.25% each beginning at the June 2004 meeting. As a result, your Fund's seven-day yield went from 0.58% on May 31, 2004, to 1.48% on November 30, 2004.

HOW WERE YOU ABLE TO CAPTURE THE HIGHER FEDERAL FUNDS RATE?

              We have been preparing for a rising-rate environment for some time. By increasing the percentage held in repurchase agreements,

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

              IMONEYNET, INC. RANKED THE FUND 6 OUT OF 96 TREASURY RETAIL MONEY MARKET FUNDS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

              the Fund was well-positioned to take advantage as rates increased. As you may know, repurchase agreements are usually re-invested daily and therefore track the increases in the federal funds rate as they occur. We also bought Treasury bills with one- to six-month maturities rather than Treasury notes, which have maturity dates that extend beyond six months.

WHAT IS YOUR EXPECTATION OF FED POLICY IN THE COMING MONTHS, AND WHAT IMPACT WILL THIS HAVE ON HOW YOU MANAGE THE FUND?

              The Fed has been quite clear that its policy is to move the federal funds rate to a neutral position, where monetary policy neither stimulates the economy nor slows it down. Over the next six months, we expect a continuation of the measured approach. In our opinion, this translates into another four Fed rate increases of 0.25%, totaling 1%, which would bring monetary policy closer to a neutral position.

              In this environment, we strive to balance the portfolio between repurchase agreements that quickly capture rising rates and Treasury bills and notes that provide stability and higher yields. Our strategy is to hold a ladder of Treasury securities to provide stability and take advantage of opportunities beyond the overnight market. At the end of the period, the Fund held 68.8% in repurchase agreements, 27.7% in fixed-rate Treasury securities, and 3.5% in other government obligations.

              As long as we anticipate continued increases in the federal funds rate, we will maintain this preference for repurchase agreements. Of course, we will carefully monitor the factors that influence the Fed as we seek to provide safety and liquidity for our shareholders.

              We thank you for the confidence you have placed in us, and will continue to work hard on your behalf.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE OF $10,000

     [CHART OF CUMULATIVE PERFORMANCE]

                                   USAA
                              TREASURY MONEY
                               MARKET TRUST
                              --------------
11/30/1994                      $10,000.00
12/31/1994                       10,041.55
 1/31/1995                       10,087.06
 2/28/1995                       10,129.49
 3/31/1995                       10,177.74
 4/30/1995                       10,221.67
 5/31/1995                       10,273.67
 6/30/1995                       10,321.97
 7/31/1995                       10,370.30
 8/31/1995                       10,417.90
 9/30/1995                       10,462.17
10/31/1995                       10,511.22
11/30/1995                       10,557.78
12/31/1995                       10,602.40
 1/31/1996                       10,651.88
 2/29/1996                       10,693.78
 3/31/1996                       10,735.75
 4/30/1996                       10,781.48
 5/31/1996                       10,825.99
 6/30/1996                       10,866.44
 7/31/1996                       10,914.59
 8/31/1996                       10,958.80
 9/30/1996                       11,004.52
10/31/1996                       11,050.60
11/30/1996                       11,094.45
12/31/1996                       11,142.99
 1/31/1997                       11,189.95
 2/28/1997                       11,232.39
 3/31/1997                       11,279.95
 4/30/1997                       11,326.75
 5/31/1997                       11,374.04
 6/30/1997                       11,423.54
 7/31/1997                       11,473.40
 8/31/1997                       11,520.35
 9/30/1997                       11,572.10
10/31/1997                       11,622.54
11/30/1997                       11,668.57
12/31/1997                       11,723.15
 1/31/1998                       11,772.64
 2/28/1998                       11,818.74
 3/31/1998                       11,871.71
 4/30/1998                       11,921.53
 5/31/1998                       11,969.70
 6/30/1998                       12,023.48
 7/31/1998                       12,075.91
 8/31/1998                       12,128.58
 9/30/1998                       12,179.35
10/31/1998                       12,226.45
11/30/1998                       12,274.55
12/31/1998                       12,321.78
 1/31/1999                       12,365.52
 2/28/1999                       12,407.90
 3/31/1999                       12,458.30
 4/30/1999                       12,504.25
 5/31/1999                       12,546.78
 6/30/1999                       12,596.79
 7/31/1999                       12,643.89
 8/31/1999                       12,694.93
 9/30/1999                       12,744.36
10/31/1999                       12,792.67
11/30/1999                       12,847.90
12/31/1999                       12,901.41
 1/31/2000                       12,955.27
 2/29/2000                       13,008.55
 3/31/2000                       13,067.19
 4/30/2000                       13,121.65
 5/31/2000                       13,186.78
 6/30/2000                       13,249.71
 7/31/2000                       13,316.12
 8/31/2000                       13,383.33
 9/30/2000                       13,447.18
10/31/2000                       13,518.04
11/30/2000                       13,585.46
12/31/2000                       13,650.47
 1/31/2001                       13,720.57
 2/28/2001                       13,776.42
 3/31/2001                       13,834.19
 4/30/2001                       13,889.43
 5/31/2001                       13,938.79
 6/30/2001                       13,982.21
 7/31/2001                       14,027.26
 8/31/2001                       14,067.84
 9/30/2001                       14,098.21
10/31/2001                       14,127.58
11/30/2001                       14,150.66
12/31/2001                       14,168.81
 1/31/2002                       14,185.87
 2/28/2002                       14,201.91
 3/31/2002                       14,218.42
 4/30/2002                       14,234.75
 5/31/2002                       14,250.66
 6/30/2002                       14,266.02
 7/31/2002                       14,282.93
 8/31/2002                       14,300.69
 9/30/2002                       14,315.61
10/31/2002                       14,332.08
11/30/2002                       14,345.25
12/31/2002                       14,357.29
 1/31/2003                       14,369.42
 2/28/2003                       14,379.82
 3/31/2003                       14,390.36
 4/30/2003                       14,401.12
 5/31/2003                       14,412.24
 6/30/2003                       14,421.31
 7/31/2003                       14,429.15
 8/31/2003                       14,437.12
 9/30/2003                       14,444.19
10/31/2003                       14,452.61
11/30/2003                       14,459.72
12/31/2003                       14,467.80
 1/31/2004                       14,475.45
 2/29/2004                       14,482.08
 3/31/2004                       14,489.28
 4/30/2004                       14,496.75
 5/31/2004                       14,503.14
 6/30/2004                       14,510.34
 7/31/2004                       14,520.68
 8/31/2004                       14,532.01
 9/30/2004                       14,545.08
10/31/2004                       14,561.18
11/30/2004                       14,578.29

                [END CHART]

              DATA FROM 11/30/94 THROUGH 11/30/04.

              The graph illustrates a hypothetical $10,000 investment in the USAA Treasury Money Market Trust.

                         ASSET ALLOCATION
                             11/30/04

                  [PIE CHART OF ASSET ALLOCATION]

Repurchase Agreements                                      68.8%
U.S. Treasury Bills                                        21.6%
U.S. Treasury Notes                                         6.1%
U.S. Government Guaranteed Securities                       3.5%

                          [END CHART]

              PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL
   AMOUNT     SECURITY                                                                   VALUE
----------------------------------------------------------------------------------------------
              U.S. TREASURY BILLS (21.6%)(a)

   $3,000     1.92%, 12/16/2004                                                       $  2,998
    3,000     1.58%, 12/23/2004                                                          2,997
    3,000     1.67%, 1/20/2005                                                           2,993
    3,000     1.70%, 2/10/2005                                                           2,990
    3,000     2.10%, 2/17/2005                                                           2,986
    3,000     2.13%, 2/24/2005                                                           2,985
    3,000     1.81%, 3/03/2005                                                           2,986
    3,000     1.83%, 3/10/2005                                                           2,984
    3,000     1.93%, 3/17/2005                                                           2,983
    3,000     1.94%, 3/24/2005                                                           2,982
    3,000     1.94%, 3/31/2005                                                           2,981
    3,000     1.98%, 4/07/2005                                                           2,980
    3,000     1.97%, 4/14/2005                                                           2,978
                                                                                      --------
              Total U.S. Treasury bills (cost: $38,823)                                 38,823
                                                                                      --------
              U.S. TREASURY NOTES (6.1%)(b)

    5,000     1.75%, 12/31/2004                                                          5,002
    3,000     1.50%, 2/28/2005                                                           2,997
    3,000     1.63%, 4/30/2005                                                           2,998
                                                                                      --------
              Total U.S. Treasury notes (cost: $10,997)                                 10,997
                                                                                      --------
              U.S. GOVERNMENT GUARANTEED SECURITIES (3.5%)

    1,400     Overseas Private Investment Corp. Certificates of Participation,
                1.93%, 4/02/2007(c)                                                      1,400
    5,000     Overseas Private Investment Corp., Series 1995-221/308
                Certificates of Participation, 2.55%, 12/14/2007(d)                      5,000
                                                                                      --------
              Total U.S. government guaranteed securities (cost: $6,400)                 6,400
                                                                                      --------
              Total investment in securities (cost: $56,220)                            56,220
                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL
   AMOUNT     SECURITY                                                                   VALUE
----------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (68.8%)(e)

  $25,000     Bear Stearns & Co., Inc., 2.06%, acquired on 11/30/2004 and due 12/01/2004 at $25,000 (collateralized by $25,022 of
                Government National Mortgage Assn.(f), 3.375% - 7.50%
                due 6/20/2022 - 7/20/2034; market value $25,502)                      $ 25,000
   25,000     Credit Suisse First Boston Corp., 1.96%, acquired on 11/30/2004 and due 12/01/2004 at $25,000 (collateralized by $25,585 of
                U.S. Treasury bills(a), 2.03%(h) due 1/27/2005; market
                value $25,503)                                                          25,000
   23,862     Deutsche Bank Securities, 1.95%, acquired on 11/30/2004 and due 12/01/2004 at $23,862 (collateralized by $24,430 of
                U.S. Treasury bills(a), 2.09%(h) due 2/03/2005; market
                value $24,340)                                                          23,862
   25,000     UBS Securities LLC, 1.96%, acquired on 11/30/2004 and due
                12/01/2004 at $25,000 (collateralized by $84,745 of
                U.S. Treasury STRIPS, 5.34%(h) due 11/15/2027; market
                value $25,501)                                                          25,000
   25,000     Wachovia Securities, Inc., 1.94%, acquired on 11/30/2004 and due
                12/01/2004 at $25,000 (collateralized by $13,870 of U.S. Treasury bonds, 6.00% - 7.50% due 11/15/2024 - 2/15/2026, $1,923 of
                U.S. Treasury notes(b), 3.125% due 9/15/2008, $70 of U.S. Treasury
                STRIPS, 3.00%(h) due 11/15/2006, and $6,501 of U.S. Treasury
                Inflation-Index Bonds(g), 0.875% due 4/15/2010; combined
                market value $25,501)                                                   25,000
                                                                                      --------
              Total repurchase agreements (cost: $123,862)                             123,862
                                                                                      --------

              TOTAL INVESTMENTS (COST: $180,082)                                      $180,082
                                                                                      ========

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at November 30, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rates for U.S. Treasury bills represent the discount rate at purchase date.

         (b) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.

         (c) Variable-rate demand note (VRDN) - provides the right, on any business day, to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated quarterly interval to a rate that reflects current market conditions. The effective maturity for this instrument is deemed to be less than 397 days in accordance with detailed regulatory requirements. This security is shown at its current rate as of November 30, 2004.

         (d) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (e) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2004 (UNAUDITED)

         (f) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government.

         (g) U.S. Treasury inflation-indexed bonds - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (h) Zero-coupon security. Rate represents the effective yield at date of purchase.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities (valued at amortized cost)                         $ 56,220
   Repurchase agreements                                                         123,862
   Cash                                                                                1
   Receivables:
      Capital shares sold                                                            423
      Interest                                                                       117
                                                                                --------
         Total assets                                                            180,623
                                                                                --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                        419
      Dividends on capital shares                                                      7
   Accrued management fees                                                            19
   Other accrued expenses and payables                                                26
                                                                                --------
         Total liabilities                                                           471
                                                                                --------
            Net assets applicable to capital shares outstanding                 $180,152
                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $180,152
                                                                                ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                               180,152
                                                                                ========
   Net asset value, redemption price, and offering price per share              $   1.00
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                        $1,397
                                                                          ------
EXPENSES
   Management fees                                                           118
   Administrative and servicing fees                                          94
   Transfer agent's fees                                                     110
   Custody and accounting fees                                                29
   Postage                                                                    12
   Shareholder reporting fees                                                 12
   Trustees' fees                                                              4
   Registration fees                                                          26
   Professional fees                                                          21
   Other                                                                       4
                                                                          ------
      Total expenses                                                         430
   Expenses paid indirectly                                                   (1)
                                                                          ------
      Net expenses                                                           429
                                                                          ------
NET INVESTMENT INCOME                                                     $  968
                                                                          ======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TREASURY MONEY MARKET TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED),
AND YEAR ENDED MAY 31, 2004

                                                      11/30/2004      5/31/2004
                                                      -------------------------
FROM OPERATIONS
   Net investment income                              $      968      $   1,225
                                                      -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                    (968)        (1,225)
                                                      -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                              72,215        161,558
   Reinvested dividends                                      926          1,166
   Cost of shares redeemed                               (81,751)      (179,520)
                                                      -------------------------
      Decrease in net assets from
         capital share transactions                       (8,610)       (16,796)
                                                      -------------------------
   Net decrease in net assets                             (8,610)       (16,796)

NET ASSETS
   Beginning of period                                   188,762        205,558
                                                      -------------------------
   End of period                                      $  180,152      $ 188,762
                                                      =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                            72,215        161,558
   Shares issued for dividends reinvested                    926          1,166
   Shares redeemed                                       (81,751)      (179,520)
                                                      -------------------------
      Decrease in shares outstanding                      (8,610)       (16,796)
                                                      =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA Treasury Money Market Trust (the Fund). The Fund's investment objective is to provide maximum current income while maintaining the highest degree of safety and liquidity.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Pursuant to Rule 2a-7 under the Investment Company Act of
                 1940, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts. Repurchase agreements are valued at cost.

              2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2004 (UNAUDITED)

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities using the straight-line method.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no when-issued commitments as of November 30, 2004.

           F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2004 (UNAUDITED)

              cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended November 30, 2004, these custodian and other bank credits reduced the Fund's expenses by $1,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2004 (UNAUDITED)

         the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended November 30, 2004, the Fund paid CAPCO facility fees of $1,000. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2004.

         On November 17, 2004, the Trust's Board of Trustees approved, effective January 6, 2005, the termination of the $100 million line of credit with Bank of America and State Street and the renewal of the line of credit with CAPCO at a reduced amount of $300 million.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2005, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2004 (UNAUDITED)

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average net assets. For the six-month period ended November 30, 2004, the Fund incurred management fees, paid or payable to the Manager, of $118,000.

           B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended November 30, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $94,000.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended November 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $110,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2004 (UNAUDITED)

(6) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                           SIX-MONTH
                                          PERIOD ENDED
                                          NOVEMBER 30,                     YEAR ENDED MAY 31,
                                          ----------------------------------------------------------------------
                                              2004          2004        2003        2002        2001        2000
                                          ----------------------------------------------------------------------
Net asset value at beginning of period    $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                          ----------------------------------------------------------------------
Income from investment operations:
   Net investment income                       .01           .01         .01         .02         .06         .05
Less distributions:
   From net investment income                 (.01)         (.01)       (.01)       (.02)       (.06)       (.05)
                                          ----------------------------------------------------------------------
Net asset value at end of period          $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                          ======================================================================
Total return (%)*                              .52           .63        1.14        2.24        5.70        5.05
Net assets at end of period (000)         $180,152      $188,762    $205,558    $186,367    $165,941    $153,400
Ratio of expenses to
   average net assets (%)**                    .45(a,b)      .43(b)      .43(b)      .42(b)      .36(b)      .35
Ratio of net investment
   income to average
   net assets (%)**                           1.03(a)        .63        1.13        2.17        5.55        5.00

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended November 30, 2004, average net assets were
    $188,219,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratios.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2004, through November 30, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

24

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2004 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                         BEGINNING            ENDING                 DURING PERIOD*
                                      ACCOUNT VALUE        ACCOUNT VALUE             JUNE 1, 2004 -
                                       JUNE 1, 2004       NOVEMBER 30, 2004         NOVEMBER 30, 2004
                                      ---------------------------------------------------------------
Actual                                  $1,000.00             $1,005.20                   $2.29

Hypothetical
      (5% return before expenses)        1,000.00              1,022.79                    2.31

        *Expenses are equal to the Fund's annualized expense ratio of 0.45%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.52% for the six-month period of June 1, 2004, through November 30, 2004.

 N O T E S
==========----------------------------------------------------------------------

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26

 N O T E S
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                                                                              27

 N O T E S
==========----------------------------------------------------------------------

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28

 N O T E S
==========----------------------------------------------------------------------

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

            TRUSTEES      Christopher W. Claus
                          Barbara B. Dreeben
                          Robert L. Mason, Ph.D.
                          Michael F. Reimherr
                          Laura T. Starks, Ph.D.
                          Richard A. Zucker

       ADMINISTRATOR,     USAA Investment Management Company
  INVESTMENT ADVISER,     P.O. Box 659453
         UNDERWRITER,     San Antonio, Texas 78265-9825
     AND DISTRIBUTOR

      TRANSFER AGENT      USAA Shareholder Account Services
                          9800 Fredericksburg Road
                          San Antonio, Texas 78288

           CUSTODIAN      State Street Bank and Trust Company
                          P.O. Box 1713
                          Boston, Massachusetts 02105

         INDEPENDENT      Ernst & Young LLP
   REGISTERED PUBLIC      100 West Houston St., Suite 1900
     ACCOUNTING FIRM      San Antonio, Texas 78205

           TELEPHONE      Call toll free - Central time
    ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                          Saturday, 8:30 a.m. to 5 p.m.
                          Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL      (800) 531-8181
   INFORMATION ABOUT      For account servicing, exchanges,
        MUTUAL FUNDS      or redemptions
                          (800) 531-8448

     RECORDED MUTUAL      24-hour service (from any phone)
   FUND PRICE QUOTES      (800) 531-8066

         MUTUAL FUND      (from touch-tone phones only)
      USAA TOUCHLINE      For account balance, last transaction, fund
                          prices, or to exchange or redeem fund shares
                          (800) 531-8777

     INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23416-0105                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    01/25/05
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    01/25/05
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    01/25/05
         ------------------------------


*Print the name and title of each signing officer under his or her signature.